SEGMENTS AND GEOGRAPHICAL INFORMATION - Long-Lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Right-of-use assets	$ 36,876	$ 55,729
Property and equipment, net	37,974	41,557
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Right-of-use assets	8,389	6,836
Property and equipment, net	4,957	4,105
Other long-term assets, excluding intangible assets	819,415	783,534
Total long-term assets, excluding intangible assets	$ 832,761	$ 794,475
United States | Long-Lived Assets, Excluding Intangible Assets | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	92.00%	89.00%
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Right-of-use assets	$ 28,487	$ 48,893
Property and equipment, net	33,017	37,452
Other long-term assets, excluding intangible assets	9,445	10,659
Total long-term assets, excluding intangible assets	$ 70,949	$ 97,004
Israel | Long-Lived Assets, Excluding Intangible Assets | Geographic Concentration Risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	8.00%	11.00%